Equity (Narratives) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Number of shares reserved for issuance under the Company's option plans	18
Expenses from Equity Compensation Plans	$ 19	$ 16	$ 15
Total shares held by the company and it's subsidiaries	24.5